Cash and Cash Equivalents - Schedule of Cash in the Process of Collection (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Documents held by other banks (documents to be cleared)	$ 76,922	$ 77,085
Funds receivable	154,383	241,573
Subtotals assets	231,305	318,658
Liabilities
Funds payable	164,573	247,165
Subtotals liabilities	164,573	247,165
Cash items in process of collection, net	$ 66,732	$ 71,493